Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	SELINA HOSPITALITY PLC
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41543
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	6th Floor
Entity Address, Address Line Two	2 London Wall Place
Entity Address, City or Town	London,
Entity Address, Postal Zip Code	EC2Y 5AU,
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001909417
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	437 SW 2nd St.
Entity Address, City or Town	Miami
Entity Address, Postal Zip Code	FL 33130
Entity Address, Country	US
Contact Personnel Name	Jonathon Grech
City Area Code	786
Local Phone Number	652-7666
Warrants To Purchase Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Trading Symbol	SNLAW
Security Exchange Name	NASDAQ
Common shares (in shares)	18,516,495
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	SLNA
Security Exchange Name	NASDAQ
Common shares (in shares)	97,865,777